Rule 497(e)
                                      Registration Nos. 333-143964 and 811-21944


                      FIRST TRUST EXCHANGE-TRADED FUND II

                    FIRST TRUST ISE GLOBAL COPPER INDEX FUND
                   FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND
                 FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
                FIRST TRUST NASDAQ(R) CEA SMARTPHONE INDEX FUND
    FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND
                  FIRST TRUST NASDAQ(R) GLOBAL AUTO INDEX FUND
                                 (the "Funds")

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 30, 2015

                              DATED APRIL 7, 2015


            Notwithstanding anything to the contrary in the Funds' Statement of Additional Information, the following is added to the end of the section entitled "Additional Information":

            Beginning on or about June 7, 2015, the remaining Funds will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.


      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE